Other operating income and expenses	3 Months Ended
Mar. 31, 2023
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 20.- Other operating income and expenses
The table below shows the detail of Other operating income and expenses for the three-month periods ended March 31, 2023, and 2022:

Other operating income	For the three-month period ended March 31,
	2023	2022
	($ in thousands)
Grants (Note 16)	14,667	14,993
Insurance proceeds and other	7,953	4,440
Total	22,620	19,373

Insurance proceeds and other for the three-month period ended March 31, 2023 includes a gain of $4.6 million related to the sale of part of Atlantica’s equity interest in the Colombian portlfolio of renewable energy entities (Note 7).

Other operating expenses	For the three-month period ended March 31,
	2023	2022
	($ in thousands)
Raw materials and consumables used	(9,071)	(5,010)
Leases and fees	(3,650)	(2,866)
Operation and maintenance	(29,502)	(36,317)
Independent professional services	(7,646)	(8,561)
Supplies	(10,712)	(15,061)
Insurance	(10,698)	(11,666)
Levies and duties	(3,598)	(4,672)
Other expenses	(4,005)	(3,780)
Total	(78,881)	(87,933)